Short-Term and Long-Term Borrowings	12 Months Ended
Dec. 31, 2015
Short-Term and Long-Term Borrowings
Short-Term and Long-Term Borrowings

10. Short-Term and Long-Term Borrowings

In 2014, the Group entered into a RMB 234,300,000 ($38,290,478) short-term loan with a PRC commercial bank, which was guaranteed by CRIC Commercial Consultancy Holdings Limited, a subsidiary of the Group registered in BVI. The term of the loan was 12 months from the date the Group received the loan with an annual interest rate of 6.5%. As of December 31, 2014, the balance of the short-term loan was $35,953,500 (RMB 220,000,000) denominated in RMB. For the year ended December 31, 2014, $6,416 interest expenses were accrued for the short-term loan. The loan was fully repaid in December 2015.

In 2015, the Group entered into three short-term loan arrangements with a PRC commercial bank, which are all guaranteed by Shanghai Real Estate Sales (Group) Co., Ltd, a subsidiary of the Group registered in the PRC. The terms of all the three loans are 12 months from the date the Group received the loan. Annual interest rates for the loans are 5.34%, 5.34% and 5.06%, respectively. As of December 31, 2015, the balance of the short-term loan were $15,399,800 (RMB 100,000,000) in aggregate, denominated in RMB.

In 2015, the Group entered into a short-term loan with a PRC commercial bank, which is guaranteed by Shanghai CRIC Information Technology Co. Ltd, a subsidiary of the Group registered in the PRC. The term of the loan is 12 months from the date the Group received the loan, with an interest rate of 4.65%. The loan was pledged by accounts receivable of the Company in the amount of $15,819,839 (RMB 102,727,564). As of December 31, 2015, the balance of the short-term loan was $15,399,800 (RMB 100,000,000), denominated in RMB.

In 2015, the Group borrowed a RMB denominated loan of $53,899,300 (RMB 350,000,000) with an interest rate of 6.04% per annum from a PRC commercial bank. The loan is secured by properties held by the Group in the PRC. The agreement value of these properties is $91,228,415(RMB 592,400,000). $9,239,880 (RMB 60,000,000) of the total loan is due in 12 months, and the remaining $ 44,659,420 (RMB 290,000,000) is due in 24 months. As of December 31, 2015, $9,239,880 (RMB 60,000,000) was recorded in short-term loan and $ 44,659,420 (RMB 290,000,000) was recorded as long-term loan.

In 2015, the Group entered into a long-term loan arrangement with Shanghai International Trust co., Ltd, which is guaranteed by CRIC Commercial Consultancy Holdings Limited, a subsidiary of the Group registered in BVI. Total loan amount is $32,185,582 (RMB209,000,000) and matures in 24 months from the date the Group received the loan with an annual interest rate of 6.95%. As of December 31, 2015, the balance of the long-term loan was $28,027,636 (RMB 182,000,000), denominated in RMB.